Inventories, Net	6 Months Ended
Jun. 30, 2025
Inventories, Net [Abstract]
INVENTORIES, NET

8. INVENTORIES, NET

Inventories, net is comprised of the following:

	As of December 31, 2024	As of June 30, 2025
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Raw materials	2,017,541	3,083,930	392,862
Work-in-progress	7,071,984	4,720,126	601,298
Finished goods	2,667,612	2,576,133	328,174
Inventories, net	11,757,137	10,380,189	1,322,334